Shareholder Report, Average Annual Return (Details) 74200027600_Franklin Mutual Global Discovery VIP Fund_Class 2_TSR Annual {Class 2}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 2
Average Annual Return, Percent	23.34%	12.00%	8.52%
MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Average Annual Return, Percent	22.34%	11.19%	11.72%
MSCI World Value Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Value Index-NR
Average Annual Return, Percent	20.79%	11.35%	9.23%